Notes Payable (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Conversion [Line Items]
Convertible notes (C-1, C-2 and C-3)	$ 2,585,816	$ 2,579,220	$ 2,434,638
Debt discount - beneficial conversion feature	(767,448)	(867,273)	(970,745)
Debt discount - warrant value	(52,473)	(62,073)	(77,614)
Net	$ 1,765,895	$ 1,649,874	$ 1,386,279